Commitments and Contingencies - Purchase Obligations Table (Details) - Natural Gas Supply, Transportation And Storage Service Agreements [Member] $ in Billions	Dec. 31, 2022 USD ($)
Third Party
Long-term Purchase Commitment [Line Items]
2023	$ 6.6	[1],[2]
2024	4.5	[1],[2]
2025	3.6	[1],[2]
2026	2.9	[1],[2]
2027	2.5	[1],[2]
Thereafter	9.7	[1],[2]
Total	29.8	[1],[2]
Purchase Obligation, Conditions Precedent Not Met	0.4
Affiliated Entity [Member]
Long-term Purchase Commitment [Line Items]
2023	0.1	[2]
2024	0.1	[2]
2025	0.1	[2]
2026	0.1	[2]
2027	0.1	[2]
Thereafter	0.6	[2]
Total	1.1	[2]
Related Party
Long-term Purchase Commitment [Line Items]
2023	0.1	[2]
2024	0.1	[2]
2025	0.1	[2]
2026	0.0	[2]
2027	0.0	[2]
Thereafter	0.0	[2]
Total	$ 0.3	[2]

[1]	Includes $0.4 billion under natural gas supply agreements with unsatisfied conditions precedent.
[2]	Pricing of natural gas supply contracts is variable based on market commodity basis prices adjusted for basis spread, and pricing of our IPM agreement is variable based on global gas market prices less fixed liquefaction fees and certain costs incurred by us
.
Amounts included are based on estimated forward prices and basis spreads as of December 31, 2022. Some of our contracts may not have been negotiated as part of arranging financing for the underlying assets providing the natural gas supply, transportation and storage services.